Breakdown of expenses by nature - Summary of Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits Expenses [Line Items]
Share-based payment expenses	€ 600	€ 0	€ 0
Employee benefits expenses	106,923	26,456	26,915
Selling and distribution Expenses [Member]
Employee Benefits Expenses [Line Items]
Wages and salaries	1,527	1,961	3,625
Social security costs	178	266	515
Pension costs	144	239	396
Termination benefits	11	360	0
Other employee costs	34	78	263
Contingent workers	4	3	139
Employee benefits expenses	1,898	2,907	4,938
General and administrative Expenses [Member]
Employee Benefits Expenses [Line Items]
Wages and salaries	9,951	12,190	12,855
Social security costs	1,262	1,666	1,826
Pension costs	1,025	1,479	1,403
Termination benefits	42	2,674	0
Other employee costs	219	410	833
Contingent workers	3,358	3,012	9,564
Share-based payment expenses	89,636	2,450	0
Capitalized hours	(467)	(332)	(4,504)
Employee benefits expenses	€ 105,025	€ 23,549	€ 21,977